PROVISION FOR POST-EMPLOYMENT BENEFITS - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Present Value of Defined Benefit Obligation (DBO) and Fair Value of Plan Assets
Present Value of DBO, at the Beginning of Year	$ 264,253	$ 351,977
Current service cost	75,695	75,214
Interest cost on the DBO	16,188	17,607
Employee benefits are already noted for quit employees	0	(138,617)
Exchange rate impact	12,805	(21,572)
Present Value of DBO, (expected) at the End of Year	368,941	284,609
Actuarial gain on DBO	(4,179)	(20,356)
Present Value of DBO, at the End of Year	364,762	264,253
Fair Value of Plan Assets at the Beginning of Year	236,621	0
Interest income on Plan Assets	14,496	7,920
Company contribution to Plan Assets	105,052	248,165
Exchange rate impact	12,223	(19,464)
Fair Value of Plan Assets, (expected) at the End of Year	368,392	236,621
Actuarial gain or loss on Plan Assets	6,528	0
Fair Value of Plan Assets at the End of Year	374,920	236,621
The effect of asset ceiling	(10,158)	0
Provision for post-employment benefit	$ 0	$ 27,632	$ 351,977